Cash and Cash Equivalents	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Cash and Cash Equivalents
30	CASH AND CASH EQUIVALENTS

	2017	2016
	RMB million	RMB million
Cash	2	3
Bank balances	4,603	1,692

	4,605	1,695

At the end of the reporting period, the cash and bank balances of the Group denominated in RMB amounted to RMB3,239 million (2016: RMB814 million). The RMB is not freely convertible into other currencies, however, under Mainland China’s Foreign Exchange Control Regulations and Administration of Settlement, Sale and Payment of Foreign Exchange Regulations, the Group is permitted to exchange RMB for other currencies through banks authorized to conduct foreign exchange business.

Cash at banks earns interest at floating rates based on daily bank deposit rates. The bank balances are deposited with creditworthy banks and financial institutions with no recent history of default.